Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38064
Entity Registrant Name	COSCIENS Biopharma Inc.
Entity Central Index Key	0001113423
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	c/o Norton Rose Fulbright Canada, LLP
Entity Address, Address Line Two	222 Bay Street
Entity Address, Address Line Three	Suite 3000, PO Box 53
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1E7
Title of 12(b) Security	Common Shares
Trading Symbol	CSCI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,140,621
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1208
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statement of financial position of COSCIENS Biopharma Inc. and subsidiaries (the “Company”) as of December 31, 2024, the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity, and cash flows, for the year ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and its financial performance and its cash flows for the year ended December 31, 2024, in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).
Auditor Name	Deloitte LLP
Auditor Location	Montreal, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o Norton Rose Fulbright Canada, LLP
Entity Address, Address Line Two	222 Bay Street
Entity Address, Address Line Three	Suite 3000
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1E7
City Area Code	(843)
Local Phone Number	900-3223
Contact Personnel Name	Gilles Gagnon